Annual Total Returns [BarChart] - AMG River Road Small Cap Value Fund - Class N	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	(2.28%)
Annual Return 2012	13.40%
Annual Return 2013	30.73%
Annual Return 2014	(0.44%)
Annual Return 2015	(1.34%)
Annual Return 2016	26.96%
Annual Return 2017	11.76%
Annual Return 2018	(6.96%)
Annual Return 2019	29.67%
Annual Return 2020	1.84%